Operating Segments - Summary of Revenue Derived from Sale of Goods (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )	$ 51,744,817	$ 47,695,828
Recognized at a Point in Time | Nutraceutical Products
Disaggregation of Revenue [Line Items]
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )	15,107,412	13,622,744
Recognized at a Point in Time | Cannabis and Hemp Products
Disaggregation of Revenue [Line Items]
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )	2,741,052	7,779,092
Recognized at a Point in Time | Food and Beverage Products
Disaggregation of Revenue [Line Items]
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )	$ 33,896,353	26,220,519
Recognized at a Point in Time | Innovation Products
Disaggregation of Revenue [Line Items]
Revenue from sales, net of excise taxes of $643,476 (2022 - $1,877,543 )		$ 73,473